INTANGIBLE ASSETS NET (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
2025	$ 881,066	$ 861,557
2026	877,344	862,445
2027	879,895	862,148
2028	878,532	861,775
2029	871,974	842,441
Thereafter	3,008,821	3,061,271
Total amortization	$ 7,397,632	$ 7,351,637